UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09709
                                                    ----------------------------

                      HIGHLAND FLOATING RATE ADVANTAGE FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (877) 532-2834
                                                          ---------------

                       Date of fiscal year end: AUGUST 31
                                               ----------

                   Date of reporting period: FEBRUARY 28, 2005
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------
                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

TABLE OF CONTENTS

Fund Profile .............................................................   1

Financial Statements .....................................................   2

   Investment Portfolio ..................................................   3

   Statement of Assets and Liabilities ...................................  10

   Statement of Operations ...............................................  11

   Statements of Changes in Net Assets ...................................  12

   Statement of Cash Flows ...............................................  14

   Financial Highlights ..................................................  15

   Notes to Financial Statements .........................................  19

Important Information About This Report ..................................  25

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

       A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE
--------------------------------------------------------------------------------
                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

                                    OBJECTIVE
                       To provide a high level of current
                      income, consistent with preservation
                                   of capital.

                                TOTAL NET ASSETS
                                (AS OF 02/28/05)
                                 $788.8 million

The information below gives you a snapshot of your Fund at the end of the reporting period. Your Fund is actively managed and the composition of its portfolio will change over time.

QUALITY BREAKDOWN AS OF 02/28/05 (%)

---------------------------------------------------------------------
 Ba                                                             24.3
---------------------------------------------------------------------
 B                                                              54.5
---------------------------------------------------------------------
 Caa                                                             5.6
---------------------------------------------------------------------
 NR                                                             15.4
---------------------------------------------------------------------
 Other                                                           0.2
---------------------------------------------------------------------

TOP 5 SECTORS AS OF 02/28/05 (%)

---------------------------------------------------------------------
 Cable & Satellite Television                                   12.4
---------------------------------------------------------------------
 Health Care                                                     8.5
---------------------------------------------------------------------
 Utilities                                                       7.3
---------------------------------------------------------------------
 Telecommunications/Wireless                                     7.0
---------------------------------------------------------------------
 Business Equipment & Services                                   6.7
---------------------------------------------------------------------

TOP 10 HOLDINGS AS OF 02/28/05 (%)

---------------------------------------------------------------------
 General Growth Properties, Inc., Tranche B Term Loan            2.6
---------------------------------------------------------------------
 OpBiz LLC, Term Loan A                                          2.3
---------------------------------------------------------------------
 Cricket Communications, Inc., Term Loan B                       1.9
---------------------------------------------------------------------
 Century Cable Holdings LLC, Discretionary Term Loan             1.7
---------------------------------------------------------------------
 LNR Property Corp., Tranche B Term Loan                         1.7
---------------------------------------------------------------------
 Allied Waste North America, Inc.* Tranche A                     1.7
---------------------------------------------------------------------
 Blockbuster Entertainment Corp.,  Term Loan B                   1.4
---------------------------------------------------------------------
 Acterna Corp., Term Loan                                        1.3
---------------------------------------------------------------------
 Consolidated Communications, Inc., Term Loan C                  1.3
---------------------------------------------------------------------
 Texas Genco LLC, Delayed Draw Term Loan                         1.3
---------------------------------------------------------------------

Quality is calculated as a percentage of total investments. Sectors and holdings are calculated as a percentage of net assets.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
FEBRUARY 28, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND

                                        A GUIDE TO UNDERSTANDING YOUR FUND'S FINANCIAL STATEMENTS

               INVESTMENT PORTFOLIO     The Investment Portfolio details all of the Fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

STATEMENT OF ASSETS AND LIABILITIES     This statement details the Fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund's liabilities (including any unpaid expenses) from the total of the Fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

            STATEMENT OF OPERATIONS     This statement details income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund's net increase or decrease in net assets from operations.

STATEMENTS OF CHANGES IN NET ASSETS     This statement demonstrates how the Fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments)
                                        during the reporting period. The Statements of Changes in Net Assets also details changes in the number of shares outstanding.

            STATEMENT OF CASH FLOWS     The Statement of Cash Flows reports net cash provided or used by operating, investing and financing activities and the net effect of those flows on cash and cash equivalents during the period.

      NOTES TO FINANCIAL STATEMENTS     These notes disclose the organizational background of the Fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

               FINANCIAL HIGHLIGHTS     The Financial Highlights demonstrate how the Fund's net asset value per share was affected by the fund's operating results. The Financial
                                        Highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

INVESTMENT PORTFOLIO (UNAUDITED)

FEBRUARY 28, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND

     PAR/
COMMITMENT ($)                                                       VALUE ($)
----------------                                                  -------------

VARIABLE RATE SENIOR LOAN NOTES (A) - 127.4%

AEROSPACE/DEFENSE - 1.9%
    4,962,500   CACI International, Inc.
                  Term Loan, 4.59%, 05/03/11 ....................     5,036,938
                Decrane Aircraft Holdings, Inc.
    2,178,433     Term Loan B, 8.06%, 06/30/08 ..................     2,178,432
    1,118,362     Term Loan D, 8.06%, 06/30/08 ..................     1,118,362
    3,491,250   GenCorp, Inc.
                  Credit Linked Certificate of Deposit,
                  5.72%, 12/06/10 ...............................     3,529,060
    3,000,000   Vought Aircraft Industries, Inc.
                  Term Loan, 5.17%, 12/22/11 ....................     3,048,750
                                                                  -------------
                                                                     14,911,542
                                                                  -------------

AIR TRANSPORT - 1.2%
    5,000,000   American Airlines, Inc.
                  Revolver, 12/15/05 (b) ........................     5,007,800
    4,482,788   United Airlines, Inc.
                  Tranche B, 7.50%, 06/30/05 ....................     4,530,395
                                                                  -------------
                                                                      9,538,195
                                                                  -------------

AUTOMOTIVE - 4.8%
                Exide Technologies
    2,000,000     European Borrower Dollar
                  Term Loan,
                  6.11%, 05/05/10 ...............................     2,015,000
    2,000,000     US Borrower Term Loan,
                  6.11%, 05/05/10 ...............................     2,015,000
                Federal-Mogul Corp.
      392,157     Letter of Credit, 12/09/05 (b) ................       398,039
    1,575,457     Supplemental Revolver,
                  6.15%, 12/09/05 (c) ...........................     1,548,351
    3,607,843     Term Loan, 12/09/11 (b) .......................     3,440,980
    5,000,000     Tranche B Term Loan,
                  5.17%, 06/30/05 ...............................     4,765,000
      573,404     Tranche C Term Loan,
                  6.42%, 12/09/05 ...............................       576,988
    5,605,611   Hayes Lemmerz International, Inc.
                  Term Loan, 6.24%, 06/03/09 ....................     5,734,092
    3,750,000   Key Automotive Group
                  Term Loan C, 8.43%, 06/25/11 ..................     3,785,175
    4,755,637   Key Plastics Holdings, Inc
                  Term Loan B, 5.70%, 06/29/10 ..................     4,844,852
    1,883,408   Keystone Automotive Industries, Inc.
                  Term Loan, 5.61%, 10/30/09 ....................     1,904,597
    1,360,345   Plastech, Inc.
                  Term Loan B, 5.31%, 03/31/10 ..................     1,357,515
    2,000,000   RJ Tower Corp.
                  Tranche B Dip Term Loan,
                  02/07/12 (b) ..................................     2,051,240
                Tenneco Automotive, Inc.
    1,779,338     Tranche B Term Loan,
                  12/12/10 (b) ..................................     1,779,338
      907,701     Tranche B-1 Credit Linked Deposit,
                  12/12/10 (b) ..................................       907,701
      773,333   United Components, Inc.
                  Tranche C, 5.29%, 06/30/10 ....................       785,413
                                                                  -------------
                                                                     37,909,281
                                                                  -------------

BEVERAGE & TOBACCO - 2.9%
    2,887,500   Caribbean Restaurant LLC
                  Tranche B, 5.34%, 06/30/09 ....................     2,935,317
    1,788,364   Commonwealth Brands, Inc.
                  Term Loan, 5.94%, 08/28/07 ....................     1,826,367

     PAR/
COMMITMENT ($)                                                       VALUE ($)
----------------                                                  -------------

BEVERAGE & TOBACCO (CONTINUED)
    2,180,694   Constellation Brands, Inc.
                  Tranche B Term Loan,
                  4.40%, 11/30/11 ...............................     2,214,190
    4,078,328   Dr. Pepper Bottling Company of
                  Texas
                  Term Loan B, 4.48%, 12/19/10 ..................     4,155,817
    3,278,521   DS Waters Enterprises LP
                  Term Loan, 6.85%, 11/07/09 ....................     3,049,025
    3,753,270   Keystone Foods Holdings LLC
                  Term Loan, 4.76%, 06/16/11 ....................     3,795,495
                Sunny Delight Beverage Co.
    2,000,000     First Lien Term Loan,
                  6.79%, 08/20/10 ...............................     1,995,000
    3,000,000     Second Lien Term Loan,
                  10.04%, 08/20/10 ..............................     2,865,000
                                                                  -------------
                                                                     22,836,211
                                                                  -------------

BROADCAST RADIO & TELEVISION - 2.0%
    6,000,000   Freedom Communications, Inc.
                  Tranche B Term Loan,
                  4.29%, 05/18/12 ...............................     6,096,600
    1,896,307   GT Brands LLC
                  Term Loan, 10.50%, 09/30/07 ...................       512,003
    4,331,250   Spanish Broadcasting Systems, Inc.
                  Term Loan B, 5.92%, 10/30/09 ..................     4,412,461
    4,950,000   Warner Music Group
                  Term Loan B, 5.34%, 02/28/11 ..................     5,035,041
                                                                  -------------
                                                                     16,056,105
                                                                  -------------

BUILDING & DEVELOPMENT PRODUCTS - 3.4%
    4,000,000   Atrium Cos., Inc.
                  Term Loan, 5.28%, 12/28/11 ....................     4,061,680
    2,776,169   CB Richard Ellis Services, Inc.
                  Term Loan, 4.54%, 03/31/10 ....................     2,803,931
    2,000,153   Lake at Las Vegas Joint Venture
                  First Lien Term Loan,
                  5.32%, 11/01/09 ...............................     2,029,955
                LNR Property Corp.
    2,000,000     Tranche A Term Loan,
                  0.50%, 02/03/08 (c) ...........................     1,961,360
   13,500,000     Tranche B Term Loan,
                  5.59%, 02/03/08 ...............................    13,698,315
                NATG Holdings LLC
      131,418     Credit Linked Certificate of Deposit,
                  0.85%, 01/23/09 ...............................       110,390
      121,350     Term Loan A, 7.09%, 01/23/09 ..................        22,450
       88,538     Term Loan B1, 7.69%, 01/23/10 .................        23,020
        9,144     Term Loan B2, 7.69%, 01/23/10 .................         7,681
      995,000   Nortek Holdings, Inc.
                  Term Loan, 4.78%, 08/27/11 ....................     1,011,666
      990,000   St. Mary's Cement, Inc.
                  Term Loan B, 4.56%, 12/04/09 ..................     1,002,375
                                                                  -------------
                                                                     26,732,823
                                                                  -------------

BUSINESS EQUIPMENT & SERVICES - 6.7%
   10,009,865   Acterna Corp.
                  Term Loan, 09/30/07 (b) .......................    10,109,964
                Acterna LLC
    2,145,110     Pre-petition Term Loan,
                  09/30/07 (b) ..................................     2,016,404
      354,890     Term Loan, 03/31/06 (b) .......................       354,890


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      3

FEBRUARY 28, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND

     PAR/
COMMITMENT ($)                                                       VALUE ($)
----------------                                                  -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

BUSINESS EQUIPMENT & SERVICES (CONTINUED)
    3,262,286   American Achievement Corp.
                  Term Loan B, 5.31%, 03/25/11 ..................     3,315,331
    4,666,667   Brickman Group Holdings, Inc.
                  Term Loan, 7.97%, 11/15/09 ....................     4,655,000
                CCC Information Services Group, Inc.
    1,994,781     Term Loan, 5.67%, 08/20/10 ....................     2,019,716
    2,388,908     Term Loan B, 5.67%, 08/20/10 ..................     2,418,770
    3,930,250   Global Imaging Systems, Inc.
                  First Additional Term Loan,
                  4.70%, 05/10/10 ...............................     3,980,636
    5,706,875   Hillman Group, Inc.
                  Term Loan B, 5.50%, 03/30/11 ..................     5,792,364
    6,917,647   Knoll, Inc.
                  Initial Term Loan,
                  5.59%, 09/30/11 ...............................     6,986,824
    2,694,716   OfficeMax, Inc.
                  Tranche B Term Loan,
                  4.94%, 10/28/11 ...............................     2,744,245
    2,026,011   Outsourcing Solutions Inc.
                  Term Loan, 7.59%, 12/03/08 ....................     2,026,011
    5,000,000   Rural/Metro Corp.
                  Term Loan, 9.63%, 12/31/06 ....................     5,000,000
      727,451   URS Corp.
                  Term Loan B, 4.71%, 08/22/08 ..................       731,772
    1,000,000   WestCom Corp.
                  Term Loan C2,
                  9.66%, 06/17/11 ...............................     1,040,000
                                                                  -------------
                                                                     53,191,927
                                                                  -------------

CABLE & SATELLITE TELEVISION - 12.4%
    5,000,000   Adelphia Communications Corp.
                  Tranche B DIP Term Loan,
                  03/31/06 (b) ..................................     5,025,000
    4,000,000   Atlantic Broadband Finance LLC
                  Term Loan B, 5.19%, 09/01/11 ..................     4,068,720
    6,965,000   Bragg Communications, Inc.
                  Term Loan B, 5.39%, 08/31/11 ..................     7,060,769
    3,500,000   Bresnan Communications LLC
                  Term Loan B, 6.04%, 09/30/10 ..................     3,552,080
    6,451,250   Cebridge Connections, Inc.
                  Second Lien Term Loan,
                  8.76%, 02/23/10 ...............................     6,398,866
                Century Cable Holdings LLC
   13,833,333     Discretionary Term Loan,
                  7.50%, 06/30/09 ...............................    13,784,591
    1,000,000     Discretionary Term Loan,
                  7.50%, 12/31/09 ...............................       996,250
                Charter Communications Operating
                  LLC
    2,000,000     Tranche A Term Loan, 04/27/10 (b) .............     1,998,280
    3,000,000     Tranche A Term Loan,
                  5.73%, 04/27/10 ...............................     2,997,420
    9,950,000     Tranche B Term Loan,
                  5.98%, 04/27/11 ...............................     9,993,880
    3,000,169   DirecTV Holdings LLC
                  Term Loan B, 4.59%, 03/06/10 ..................     3,042,831
    3,482,500   Mediacom Broadband Group LLC
                  Term Loan B, 5.17%, 09/30/10 ..................     3,542,747
    2,000,000   Mediacom Communications Corp.
                  Term Loan B, 4.88%, 03/31/13 ..................     2,035,000
    1,000,000   Millennium Digital Media Capital Corp.
                  Term Loan C, 10/31/08 (b) .....................       997,500
                Olympus Cable Holdings LLC
    6,000,000     Term Loan A, 6.75%, 06/30/10 ..................     5,921,760

     PAR/
COMMITMENT ($)                                                       VALUE ($)
----------------                                                  -------------

CABLE & SATELLITE TELEVISION (CONTINUED)
    7,000,000     Term Loan B, 7.50%, 09/30/10 ..................     6,967,170
    2,000,000   Rainbow National Services LLC
                  Term Loan B, 5.69%, 03/31/12 ..................     2,021,000
    4,000,000   Susquehanna Media Co.
                  Term Loan B, 4.19%, 03/31/12 ..................     4,067,520
    6,965,000   UPC Financing Partnership
                  Term Loan C2, 5.98%, 03/31/09 .................     7,073,793
    6,449,924   WideOpenWest LLC
                     Term Loan B, 7.11%, 06/22/11 ...............     6,490,237
                                                                  -------------
                                                                     98,035,414
                                                                  -------------

CHEMICALS/PLASTICS - 5.3%
    3,500,000   Brenntag AG
                  Term Loan B2, 5.88%, 02/27/12 .................     3,564,190
                Celenese
      958,035     Delayed Draw Term Loan C,
                  0.75%, 04/06/11 (c) ...........................       974,801
    5,541,965     Dollar Term Loan B,
                  5.10%, 04/06/11 ...............................     5,662,004
    4,987,437   Coffeyville, Inc.
                  Term Loan, 7.56%, 05/10/10 ....................     5,062,249
    7,000,000   Huntsman Co. LLC
                  Term Loan B, 6.15%, 03/31/10 ..................     7,092,960
    3,974,215   Kraton Polymers Group of Cos.
                  Term Loan, 5.34%, 12/23/10 ....................     4,040,028
                Nalco Co.
    2,945,674     Term Loan A, 5.18%, 11/04/09 ..................     2,987,656
    2,061,824     Term Loan B, 4.67%, 11/04/10 ..................     2,091,209
    1,870,000   Polypore, Inc.
                  Term Loan, 4.92%, 11/12/11 ....................     1,893,375
    4,500,000   Rockwood Specialties Group, Inc.
                  Tranche B Term Loan, 07/30/12 (b) .............     4,564,215
    4,365,000   Waddington North America, Inc.
                  Term Loan B, 5.32%, 04/07/11 ..................     4,232,697
                                                                  -------------
                                                                     42,165,384
                                                                  -------------

CLOTHING/TEXTILES - 1.2%
    2,992,424   Levi Strauss & Co.
                  Tranche A, 9.64%, 09/29/09 ....................     3,199,650
    6,568,333   Polymer Group, Inc.
                  First Lien Term Loan,
                  5.78%, 04/27/10 ...............................     6,643,278
                                                                  -------------
                                                                      9,842,928
                                                                  -------------

CONGLOMERATE - 1.2%
    3,482,500   Appleton Papers, Inc.
                  Term Loan, 4.56%, 06/11/10 ....................     3,526,588
    1,253,178   Jason, Inc.
                  Term Loan B, 7.14%, 06/30/07 ..................     1,262,828
    1,890,154   Mueller Group, Inc.
                  New Term Loan,
                  6.04%, 04/23/11 ...............................     1,912,609
    2,985,000   Youth & Family Centered Services, Inc.
                  Term Loan B, 6.77%, 05/28/11 ..................     2,992,463
                                                                  -------------
                                                                      9,694,488
                                                                  -------------

CONTAINER/GLASS PRODUCTS - 4.3%
    3,482,500   Consolidated Container Co. LLC
                  Term Loan, 5.13%, 12/15/08 ....................     3,526,031
    7,500,000   Graham Packaging International, Inc.
                  Term Loan B, 5.09%, 10/07/11 ..................     7,635,300

4      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND

     PAR/
COMMITMENT ($)                                                       VALUE ($)
----------------                                                  -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

CONTAINER/GLASS PRODUCTS (CONTINUED)
    3,650,194   Graphic Packaging International, Inc.
                  Term Loan C, 5.14%, 08/09/10 ..................     3,716,336
    1,990,000   Kranson Industries, Inc.
                  Term Loan, 5.31%, 07/30/11 ....................     2,002,438
      740,625   Reddy Ice Group, Inc.
                  Supplemental Term Loan,
                  5.17%, 08/14/09 ...............................       746,179
                Smurfit-Stone Container Corp.
      654,975     Credit Linked Certificate of Deposit,
                  2.49%, 11/01/10 ...............................       665,206
    5,234,431     Tranche B, 4.60%, 11/01/11 ....................     5,315,146
    1,610,594     Tranche C, 4.50%, 11/01/11 ....................     1,631,725
    1,203,125   Sola International, Inc.
                  Term Loan, 5.17%, 12/11/09 ....................     1,218,164
    6,930,000   Solo Cup, Inc.
                  Term Loan, 5.06%, 02/27/11 ....................     7,053,008
                                                                  -------------
                                                                     33,509,533
                                                                  -------------

COSMETICS/TOILETRIES - 1.5%
    2,381,165   Church & Dwight Co., Inc
                  Tranche B, 4.40%, 05/30/11 ....................     2,415,406
    3,825,666   Johnson Diversey, Inc.
                  Term Loan B, 4.99%, 11/03/09 ..................     3,890,244
    2,250,000   Marietta Intermediate Holdings
                  First Lien Term Loan B,
                  7.75%, 12/17/10 ...............................     2,266,875
    1,000,000   MD Beauty, Inc.
                  Second Lien Term Loan,
                  02/18/13 (b) ..................................     1,015,000
    2,000,000   Revlon Consumer Products Corp.
                  Term Loan, 8.59%, 07/09/10 ....................     2,090,000
                                                                  -------------
                                                                     11,677,525
                                                                  -------------

DIVERSIFIED MANUFACTURING - 0.1%
    1,000,000   GenTek, Inc.
                  Second Lien Term Loan,
                  02/01/12 (b) ..................................     1,025,000
                                                                  -------------

ECOLOGICAL SERVICE & EQUIPMENT - 2.7%
                Allied Waste North America, Inc.
   12,933,700     Tranche A, 5.43%, 01/15/10 ....................    13,076,488
    3,732,609     Tranche C, 5.26%, 01/15/10 ....................     3,751,010
    4,500,000   Environmental Systems Products
                  Holdings
                  Second Lien, 12.72%, 12/12/10 .................     4,651,875
                                                                  -------------
                                                                     21,479,373
                                                                  -------------

ELECTRONIC/ELECTRIC - 4.3%
      987,500   AMI Semiconductor, Inc.
                  Term Loan, 5.17%, 09/26/08 ....................       999,843
    2,500,000   Amkor Technology, Inc.
                  Second Lien Term Loan,
                  7.37%, 10/27/10 ...............................     2,618,750
    1,000,000   Camp Acquisition Co.
                  Second Lien Term Loan B,
                  8.63%, 06/30/12 ...............................     1,002,500
    3,000,000   Comsys Information Technology
                  Services, Inc.
                  Second Lien Term Loan,
                  10.00%, 04/30/10 ..............................     3,000,000

     PAR/
COMMITMENT ($)                                                       VALUE ($)
----------------                                                  -------------

ELECTRONIC/ELECTRIC (CONTINUED)
    3,000,000   Corel Corp.
                  Second Lien Term Loan,
                  10.59%, 08/15/10 ..............................     3,015,000
    8,500,000   ON Semiconductor Corp.
                  Tranche G Term Loan,
                  5.56%, 12/15/11 ...............................     8,515,980
    3,138,464   Transaction Network Services, Inc.
                  Term Loan, 4.41%, 12/31/08 ....................     3,130,617
    2,250,000   Transfirst Holdings, Inc.
                  Second Lien Term Loan,
                  10.06%, 03/31/11 ..............................     2,300,625
    2,985,000   UGS Corp.
                  Term Loan B, 6.50%, 05/27/11 ..................     3,037,238
    1,000,000   Verifone, Inc.
                  Second Lien Term Loan,
                  8.73%, 12/31/11 ...............................     1,031,880
    5,000,000   Viasystems, Inc.
                  Tranche B Term Loan,
                  6.49%, 09/30/09 ...............................     5,057,800
                                                                  -------------
                                                                     33,710,233
                                                                  -------------

EQUIPMENT LEASING - 1.5%
                National Equipment Service, Inc.
    1,160,000     First Lien Term Loan,
                  5.48%, 08/17/09 ...............................     1,165,800
      666,667     Revolver, 0.38%, 08/17/09 (c) .................       665,608
    4,500,000   Neff Rental, Inc.
                  Initial Term Loan, 7.25%, 05/01/08 ............     4,455,000
                United Rentals, Inc.
    3,142,917     Delayed Draw Term Loan B,
                  4.92%, 02/14/11 ...............................     3,199,866
    2,723,333     Term Loan C2, 2.25%, 02/14/11 .................     2,680,223
                                                                  -------------
                                                                     12,166,497
                                                                  -------------

FARMING/AGRICULTURE - 0.8%
    6,427,167   AGCO Corp.
                  Term Loan, 4.48%, 01/31/06 ....................     6,545,683
                                                                  -------------

FINANCIAL INTERMEDIARIES - 0.9%
    4,000,000   Marina District Finance Co., Inc.
                  Term Loan, 3.93%, 10/20/11 ....................     4,042,480
    3,000,000   Metris Cos., Inc.
                  Term Loan, 12.09%, 05/06/07 ...................     3,168,750
                                                                  -------------
                                                                      7,211,230
                                                                  -------------

FOOD PRODUCTS - 3.3%
    1,995,000   Doane Pet Care Co.
                  Term Loan, 6.43%, 11/05/09 ....................     2,031,149
    7,500,000   Interstate Bakeries Corp.
                  Revolver, 0.50%, 09/22/06 (c) .................     7,448,475
                Interstate Brands Corp.
      935,696     Term Loan B, 6.73%, 07/19/07 ..................       923,027
    2,895,340     Term Loan C, 6.77%, 07/19/07 ..................     2,836,217
      625,000     Tranche A, 6.80%, 07/19/06 ....................       616,662
    4,183,393   Luigino's, Inc.
                  Term Loan B, 5.53%, 04/02/11 ..................     4,195,190
      703,764   Merisant Co.
                  Term Loan B, 5.48%, 01/11/10 ..................       705,088
    7,146,000   Pinnacle Foods Holding Corp.
                  Delayed Draw Term Loan,
                  5.81%, 11/25/10 ...............................     7,195,164
                                                                  -------------
                                                                     25,950,972
                                                                  -------------

                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      5

FEBRUARY 28, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND

     PAR/
COMMITMENT ($)                                                       VALUE ($)
----------------                                                  -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

FOOD SERVICES - 1.3%
      332,798   AFC Enterprises, Inc.
                  Term Loan A, 7.25%, 09/23/08 ..................       336,125
    3,246,603   Buffets, Inc.
                  Term Loan, 6.27%, 06/28/09 ....................     3,273,680
    3,000,000   Captain D's Inc., LLC
                  First Lien Term Loan,
                  6.42%, 12/27/10 ...............................     3,022,500
    2,000,000   Captain D's LLC
                  Second Lien Term Loan,
                  8.67%, 06/27/11 ...............................     1,990,000
      782,961   Domino's, Inc.
                  New Term Loan, 4.31%, 06/25/10 ................       793,562
    1,000,000   Landry's Restaurants, Inc.
                  Term Loan, 4.53%, 12/28/10 ....................     1,015,620
                                                                  -------------
                                                                     10,431,487
                                                                  -------------

FOOD/DRUG RETAIL - 1.6%
    4,980,000   Jean Coutu Group, Inc.
                  Term Loan B, 5.00%, 07/30/11 ..................     5,071,532
                Michael Foods, Inc.
    3,000,000     Floater Term Loan,
                  6.59%, 11/20/11 ...............................     3,090,000
    4,596,465     Term Loan, 5.07%, 11/21/10 ....................     4,674,605
                                                                  -------------
                                                                     12,836,137
                                                                  -------------

FOREST PRODUCTS - 0.1%
                SP Newsprint Co.
      345,556     Term Loan, 5.67%, 01/08/10 ....................       351,388
      644,444     Term Loan B Letter of Credit,
                  2.59%, 01/09/08 ...............................       655,322
                                                                  -------------
                                                                      1,006,710
                                                                  -------------

HEALTH CARE - 8.3%
    3,687,500   Alliance Imaging, Inc.
                  Tranche C Term Loan,
                  4.97%, 12/29/11 ...............................     3,737,060
    6,964,103   Alpharma Operating Corp.
                  Term Loan B, 5.81%, 10/05/08 ..................     7,003,241
    3,000,000   American Medical Response, Inc.
                  Term Loan, 02/10/12 (b) .......................     3,058,140
    3,211,600   Ameripath, Inc.
                  Term Loan, 5.92%, 03/27/10 ....................     3,239,702
    1,995,000   Ardent Health Services
                  Term Loan, 4.80%, 08/12/11 ....................     2,022,431
    2,938,229   Davita, Inc.
                  Term Loan B, 4.58%, 03/31/09 ..................     2,953,126
      712,500   dj Orthopedics LLC
                  Term Loan, 4.88%, 05/15/09 ....................       724,969
    2,056,876   Eye Care Centers of America
                  Term Loan A, 8.75%, 12/23/05 ..................     2,062,018
                FHC Health Systems, Inc.
    1,500,000     Third Lien Term Loan, 02/07/11 (b) ............     1,530,000
    5,000,000     Third Lien Term Loan,
                  11.77%, 01/14/11 ..............................     5,100,000
    1,984,924   Hanger Orthopedic Group, Inc.
                  Term Loan B, 6.06%, 09/30/09 ..................     1,994,848
    4,000,000   InSight Health Services Corp.
                  Tranche B, 6.31%, 10/17/08 ....................     4,022,480
    1,350,921   Kinetic Concepts, Inc.
                  Term Loan B1, 4.31%, 08/11/10 .................     1,360,216
    7,703,704   Knowledge Learning Corp.
                  Term Loan, 5.15%, 01/07/12 ....................     7,771,188

     PAR/
COMMITMENT ($)                                                       VALUE ($)
----------------                                                  -------------

HEALTH CARE (CONTINUED)
    1,987,506   Leiner Health Products Group, Inc.
                  Term Loan B, 5.56%, 05/27/11 ..................     2,017,319
                MedAssets, Inc.
      500,000     Second Lien Term Loan,
                  12.56%, 06/16/08 ..............................       510,000
      727,968     Senior Term Loan,
                  7.31%, 03/16/09 ...............................       737,977
    1,970,000   Medex, Inc.
                  Term Loan, 5.60%, 05/30/09 ....................     1,987,237
    1,221,023   Orthofix International N.V.
                  Term Loan B, 4.55%, 12/30/08 ..................     1,238,581
    1,517,564   PerkinElmer, Inc.
                  Term Loan B, 4.59%, 12/26/08 ..................     1,537,778
                Select Medical Corp.
    2,000,000     Revolver, 02/24/11 (b) ........................     1,998,760
    3,000,000     Tranche B Term Loan, 02/24/12 (b) .............     3,039,390
    3,235,623   Skilled Healthcare LLC
                  First Lien Term Loan,
                  5.34%, 07/31/10 ...............................     3,272,024
    2,481,250   VCA Antech, Inc.
                  Term Loan E, 4.44%, 06/30/09 ..................     2,512,265
                                                                  -------------
                                                                     65,430,750
                                                                  -------------

HOME FURNISHINGS - 1.2%
    4,369,419   Holmes Group, Inc.
                  First Lien Term Loan,
                  5.91%, 11/08/10 ...............................     4,418,575
    2,630,455   Juno Lighting, Inc.
                  First Lien Term Loan,
                  5.20%, 11/21/10 ...............................     2,683,064
    2,491,071   Sealy Mattress Co.
                  Term Loan C, 4.80%, 08/06/12 ..................     2,533,121
                                                                  -------------
                                                                      9,634,760
                                                                  -------------

INDUSTRIAL EQUIPMENT - 0.9%
    1,758,662   Copperweld Corp.
                  Term Loan, 7.17%, 12/17/11 ....................     1,763,058
      988,655   Dresser, Inc.
                  Term Loan C, 5.17%, 04/10/09 ..................     1,002,872
                Terex Corp.
      605,193     Incremental Term Loan,
                  5.39%, 12/31/09 ...............................       612,002
    3,535,682     Term Loan, 4.89%, 07/03/09 ....................     3,579,877
                                                                  -------------
                                                                      6,957,809
                                                                  -------------

INSURANCE - 1.5%
    8,640,000   Conseco, Inc.
                  Term Loan, 6.17%, 06/22/10 ....................     8,820,922
    2,985,000   Mitchell International, Inc.
                  Second Lien Term Loan,
                  8.80%, 08/15/12 ...............................     3,003,656
                                                                  -------------
                                                                     11,824,578
                                                                  -------------

LEISURE GOODS/ACTIVITIES/MOVIES - 5.4%
    3,216,949   AMF Bowling Worldwide, Inc.
                  Term Loan B, 5.39%, 08/27/09 ..................     3,240,046
    1,990,000   Amscan Holdings, Inc.
                  Term Loan B, 5.60%, 04/30/12 ..................     1,997,463
   10,750,000   Blockbuster Entertainment Corp.
                  Term Loan B, 5.32%, 08/20/11 ..................    10,817,188
    2,483,759   Boyd Gaming Corp.
                  Term Loan B, 4.23%, 06/30/11 ..................     2,520,618


6      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND

     PAR/
COMMITMENT ($)                                                       VALUE ($)
----------------                                                  -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

LEISURE GOODS/ACTIVITIES/MOVIES (CONTINUED)
    1,989,975   Cinemark USA, Inc.
                  Term Loan, 4.35%, 03/31/11 ....................     2,014,850
                CNL Hospitality Partners LP
    5,000,000     First Lien Term Loan,
                  5.23%, 09/09/06 ...............................     5,000,000
    4,000,000     Term Loan, 5.09%, 10/13/06 ....................     4,080,000
    4,987,500   Metro-Goldwyn-Mayer Studios, Inc.
                  Term Loan B, 5.06%, 04/30/11 ..................     5,007,749
    2,386,979   MTS, Inc.
                  Term Loan, 15.25%, 04/01/05 ...................     2,291,499
    2,887,047   Regal Cinemas, Inc.
                  Term Loan, 4.56%, 11/10/10 ....................     2,932,893
    2,477,518   Six Flags Theme Parks, Inc.
                  Term Loan B, 5.09%, 06/30/09 ..................     2,506,406
                                                                  -------------
                                                                     42,408,712
                                                                  -------------

LODGING & CASINOS - 6.6%
      692,600   Ameristar Casinos, Inc.
                  Term Loan B1, 4.63%, 12/20/06 .................       704,720
    4,677,885   Global Cash Access LLC
                  Term Loan, 5.42%, 03/10/10 ....................     4,712,969
    3,970,000   Green Valley Ranch Gaming LLC
                  Term Loan B, 4.50%, 12/22/10 ..................     4,024,588
    2,500,000   Mississippi Band of Chocktaw Indians
                  Term Loan, 5.02%, 11/04/11 ....................     2,540,625
                OpBiz LLC
   17,918,616     Term Loan A, 5.56%, 08/31/10 ..................    17,836,549
       42,127     Term Loan B, 6.56%, 08/31/10 ..................        41,934
                Venetian Casino Resort LLC
      341,880     Delayed DrawTerm Loan B,
                  06/15/11 (b) ..................................       346,369
    1,658,120     Term Loan B, 06/15/11 (b) .....................     1,686,623
                Wyndham International, Inc.
    9,860,000     IRL Tranche II, 06/30/06 (b) ..................     9,914,230
    6,237,208     Term Loan I, 7.38%, 06/30/06 ..................     6,263,404
    4,000,000   Wynn Las Vegas LLC
                  Delayed Draw Term Loan,
                  2.88%, 12/14/11 (c) ...........................     4,070,000
                                                                  -------------
                                                                     52,142,011
                                                                  -------------

NONFERROUS METALS/MINING - 2.0%
    2,486,702   CII Carbon LLC
                  Term Loan, 4.76%, 06/25/08 ....................     2,463,377
    2,000,000   Consol Energy, Inc.
                  Tranche B, 5.09%, 06/30/10 ....................     2,003,120
      997,500   J W Aluminum Co.
                  First Lien Term Loan,
                  5.89%, 10/20/10 ...............................     1,013,709
                Murray Energy Corp.
    1,000,000     Tranche B Term Loan, 01/28/10 (b) .............     1,017,500
    3,750,000     Tranche B Term Loan,
                  5.94%, 01/28/10 ...............................     3,815,625
                Novelis, Inc.
    1,826,923     Canadian Term Loan,
                  4.50%, 01/07/12 ...............................     1,855,935
    3,173,077     United States Term Loan,
                  4.50%, 01/07/12 ...............................     3,225,433
                                                                  -------------
                                                                     15,394,699
                                                                  -------------

     PAR/
COMMITMENT ($)                                                       VALUE ($)
----------------                                                  -------------

OIL/GAS - 5.9%
    6,000,000   ALON USA
                  Term Loan, 10.00%, 01/15/09 ...................     6,150,000
                ATP Oil & Gas Corp.
    3,958,786     First Lien Term Loan,
                  8.58%, 03/29/09 ...............................     4,037,961
    4,962,500     Second Lien Term Loan,
                  12.62%, 03/31/09 ..............................     4,987,312
    5,000,000   Basic Energy Services, Inc.
                  Term Loan B, 5.55%, 10/03/09 ..................     5,050,000
    4,027,500   Belden & Blake Corp.
                  Term Loan, 5.69%, 07/07/11 ....................     4,085,416
    2,985,000   Dynegy Holdings, Inc.
                  Term Loan, 6.59%, 05/27/10 ....................     3,040,969
                El Paso Corp.
    2,500,000     Deposit Accounts, 2.40%, 11/23/09 .............     2,540,250
    3,486,000     Term Loan, 5.44%, 11/23/09 ....................     3,552,234
    2,900,000   Getty Petroleum Marketing, Inc.
                  Term Loan, 5.80%, 05/19/10 ....................     2,958,000
    1,843,750   Headwaters, Inc.
                  Term Loan B, 6.31%, 04/30/11 ..................     1,869,673
    1,000,000   Premcor Refining Group
                  Synthetic Tranche Facility,
                  4.34%, 04/13/09 ...............................     1,012,080
    2,385,000   Pride Offshore, Inc.
                  Term Advances, 4.34%, 07/07/11 ................     2,423,756
      967,419   Tesoro Petroleum Corp.
                  Initial Term Loan, 7.99%, 04/15/08 ............       997,873
    1,760,000   Western Refining Co. LP
                  Term Loan, 6.17%, 08/28/08 ....................     1,786,400
    1,846,969   Williams Production RMT Co.
                  Term Loan C, 4.99%, 05/30/07 ..................     1,878,145
                                                                  -------------
                                                                     46,370,069
                                                                  -------------

PUBLISHING - 3.3%
    1,990,000   Adams Outdoor Advertising LP
                  First Lien Term Loan,
                  4.92%, 10/15/11 ...............................     2,023,153
    5,055,390   Dex Media East LLC
                  Term Loan A, 4.52%, 11/08/08 ..................     5,125,760
    3,900,943   Dex Media West LLC
                  Term Loan A, 4.72%, 09/09/09 ..................     3,957,741
    1,990,000   Herald Media, Inc.
                  First Lien Term Loan,
                  5.03%, 07/22/11 ...............................     2,026,696
    3,244,014   R.H. Donnelley Corp.
                  Term Loan D, 4.28%, 06/30/11 ..................     3,294,102
    1,300,533   Relizon Co.
                  Term Loan, 5.78%, 02/20/11 ....................     1,303,784
    4,412,500   Transwestern Publishing Co.
                  First Lien Term Loan,
                  4.20%, 02/25/11 ...............................     4,439,416
    3,880,000   VISANT Corp.
                  Tranche B, 4.81%, 12/06/11 ....................     3,940,140
                                                                  -------------
                                                                     26,110,792
                                                                  -------------

REAL ESTATE INVESTMENT TRUST - 3.2%
    2,000,000   AIMCO Properties, L.P.
                  Term Loan, 4.75%, 11/02/09 ....................     2,040,000
      771,429   Central Parking Corp.
                  Term Loan B, 4.56%, 03/31/10 ..................       785,176
    2,130,585   Crescent Real Estate Equities LP
                  Term Loan, 4.84%, 01/12/06 ....................     2,149,888

                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      7

FEBRUARY 28, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND

     PAR/
COMMITMENT ($)                                                       VALUE ($)
----------------                                                  -------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)

REAL ESTATE INVESTMENT TRUST (CONTINUED)
   20,000,000   General Growth Properties, Inc.
                  Tranche B Term Loan,
                  4.84%, 11/12/08 ...............................    20,302,000
                                                                  -------------
                                                                     25,277,064
                                                                  -------------

RETAILERS - 1.2%
    2,000,000   Dollarama
                  Term Loan B, 5.02%, 11/18/11 ..................     2,030,000
    4,000,000   Harbor Freight Tools USA
                  Term Loan, 4.83%, 07/15/10 ....................     4,031,240
    2,972,525   Prestige Brands Holdings, Inc.
                  Tranche B, 5.39%, 04/06/11 ....................     3,011,079
                                                                  -------------
                                                                      9,072,319
                                                                  -------------

STEEL - 0.4%
    2,887,500   The Techs Industries, Inc.
                  Term Loan, 4.81%, 01/14/10 ....................     2,901,938
                                                                  -------------

SURFACE TRANSPORT - 1.1%
      603,922   Pacer International, Inc.
                  New Term Loan, 4.68%, 06/10/10 ................       616,755
                Quality Distribution, Inc.
    1,000,000     PF Letters of Credit,
                  3.10%, 11/13/09 ...............................       970,000
    3,432,117     Term Loan, 5.64%, 11/13/09 ....................     3,345,250
      984,848     Term Loan, 5.64%, 11/13/09 (e) ................       959,921
    2,595,963   Transport Industries LP
                  Term Loan B, 6.56%, 06/13/10 ..................     2,600,844
                                                                  -------------
                                                                      8,492,770
                                                                  -------------

TELECOMMUNICATIONS/CELLULAR - 3.1%
    4,975,000   American Tower LP
                  Term Loan B, 4.23%, 08/31/11 ..................     5,049,227
      625,000   Dobson Cellular Systems, Inc.
                  Revolver, 0.63%, 10/21/09 (c) .................       599,219
                Qwest Corp.
    5,000,000     Term Loan A, 7.39%, 06/30/07 ..................     5,209,350
    7,000,000     Term Loan B, 6.95%, 06/30/10 ..................     7,275,830
    5,970,000   Western Wireless Corp.
                  Term Loan B, 5.61%, 05/31/11 ..................     6,026,476
                                                                  -------------
                                                                     24,160,102
                                                                  -------------

TELECOMMUNICATIONS/COMBINATION - 3.7%
    4,440,075   Centennial Cellular Operating Co.
                  Term Loan B, 4.46%, 02/09/11 ..................     4,508,897
    5,000,000   NTL, Inc.
                  Tranche B Term Loan B,
                  5.20%, 04/14/12 ...............................     5,068,750
                PanAmSat Corp.
    2,500,000     08/20/11 (b) ..................................     2,538,350
    1,140,813     Term Loan A-1, 5.09%, 08/20/09 ................     1,147,942
      546,818     Term Loan A-2, 5.09%, 08/20/09 ................       550,235
    4,954,819     Term Loan B, 5.34%, 08/20/11 ..................     5,030,826
    1,000,000     Tranche B, 5.34%, 08/20/11 ....................     1,015,340
    4,000,000   RCN Corp.
                  Term Loan, 7.06%, 12/21/11 ....................     4,023,360
    5,000,000   Woodlands Commercial Property Co.
                  Bridge Loan, 4.84%, 08/30/05 ..................     5,037,500
                                                                  -------------
                                                                     28,921,200
                                                                  -------------

     PAR/
COMMITMENT ($)                                                       VALUE ($)
----------------                                                  -------------

TELECOMMUNICATIONS/WIRELESS - 6.7%
    9,933,333   Consolidated Communications, Inc
                  Term Loan C, 5.18%, 10/14/11 ..................    10,074,858
                Cricket Communications, Inc.
    5,000,000     Revolver, 0.75%, 01/10/10 (c) .................     4,925,000
   15,000,000     Term Loan B, 5.09%, 01/10/11 ..................    15,182,850
                FairPoint Communications, Inc.
    2,500,000     Initial B Term Loan, 02/08/12 (b) .............     2,541,025
    2,500,000     Initial B Term Loan,
                  4.75%, 02/08/12 ...............................     2,541,025
    6,800,000   Nextel Partners Operating Corp.
                  Term Loan C, 4.94%, 05/31/11 ..................     6,899,824
    1,000,000   Primus Telecommunications Group, Inc.
                  Term Loan, 9.61%, 02/18/11 ....................     1,005,000
    1,990,000   SBA Senior Finance, Inc.
                  Term Loan, 4.86%, 10/31/08 ....................     2,024,825
    2,000,000   Triton PCS Holdings, Inc.
                  Term Loan, 5.87%, 11/18/09 ....................     2,032,920
    5,994,105   WilTel Communications Group, Inc.
                  Term Loan, 7.00%, 04/01/10 ....................     5,814,282
                                                                  -------------
                                                                     53,041,609
                                                                  -------------

TELECOMMUNICATIONS/WIRELINE - 0.5%
    4,000,000   Valor Telecommunications
                  Enterprises LLC
                  Tranche B Term Loan,
                  5.99%, 02/14/12 ...............................     4,061,000
                                                                  -------------

UTILITIES - 7.0%
    2,605,732   Allegheny Energy, Inc.
                  Term Advances, 4.80%, 03/08/11 ................     2,663,371
    4,949,749   Calpine Construction Finance Co. LP
                  Term Loan, 8.58%, 08/26/09 ....................     5,331,820
    1,622,170   Calpine Corp.
                  Second Lien Term Loan B,
                  8.41%, 07/16/07 ...............................     1,439,676
    3,256,555   Infrasource, Inc.
                  Term Loan, 5.56%, 09/30/10 ....................     3,289,120
                Midwest Generations LLC
    2,000,000     Term Loan, 0.50%, 04/27/09 (c) ................     1,965,000
    2,801,674     Term Loan, 5.65%, 04/27/11 ....................     2,848,602
                Mirant Corp.
    5,000,000     Revolver, 07/17/05 (b) ........................     3,654,200
    2,000,000     Revolver, 07/15/08 (b) ........................     1,466,260
                NRG Energy, Inc.
    1,750,000     Credit Linked Certificate of
                  Deposit, 4.33%, 12/24/07 ......................     1,776,250
    2,250,000     Term Loan, 4.52%, 12/24/11 ....................     2,279,520
    5,000,000   Reliant Energy, Inc.
                  Term Loan, 5.06%, 04/30/10 ....................     5,088,400
    4,626,288   Riverside Energy Center LLC
                  Term Loan, 6.98%, 06/24/11 ....................     4,741,945
                Rocky Mountain Energy Center LLC
      361,073     Credit Linked Certificate of
                  Deposit, 2.63%, 06/24/11 ......................       368,295
    3,286,536     Term Loan, 6.98%, 06/24/11 ....................     3,368,699
                Texas Genco LLC
    1,461,538     Delayed Draw Term Loan,
                  1.25%, 12/14/11 (c) ...........................     1,485,741
    9,871,795     Initial Term Loan, 4.48%, 12/14/11 ............    10,043,762
    2,955,000   TNP Enterprises, Inc.
                  Term Loan, 7.72%, 12/31/06 ....................     2,995,631
                                                                  -------------
                                                                     54,806,292
                                                                  -------------
                  Total Variable Rate Senior
                    Loan Notes
                    (Cost $973,592,701) ......................... 1,005,473,152
                                                                  -------------


8      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND

     PAR/
COMMITMENT ($)                                                       VALUE ($)
----------------                                                  -------------

CORPORATE NOTES AND BONDS (F) - 2.2%

CONTAINER/GLASS PRODUCTS - 0.3%
    2,500,000   Constar International, Inc.
                  Floating Rate Note,
                  6.15%, 02/15/12 ...............................     2,550,000
                                                                  -------------

FOOD/DRUG RETAIL - 0.5%
    4,000,000   Duane Reade, Inc.
                  Floating Rate Note,
                  7.01%, 12/15/10 ...............................     4,020,000
                                                                  -------------

HEALTH CARE - 0.2%
    2,000,000   Elan Finance
                  Floating Rate Note,
                  6.49%, 11/15/11 ...............................     1,750,000
                                                                  -------------

OIL & GAS - 0.6%
    4,500,000   Secunda International Ltd.
                  Floating Rate Note,
                  10.66%, 09/01/12 ..............................     4,500,000
                                                                  -------------

TELECOMMUNICATIONS/CELLULAR - 0.3%
    2,000,000   Dobson Cellular Systems, Inc.
                  Floating Rate Note,
                  7.49%, 11/01/11 ...............................     2,120,000
                                                                  -------------

UTILITIES - 0.3%
    2,000,000   Calpine Construction Finance Co. LP
                  Floating Rate Note,
                  11.63%, 08/26/11 ..............................     2,240,000
                                                                  -------------
                  Total Corporate Notes and Bonds
                    (Cost $17,214,311) ..........................    17,180,000
                                                                  -------------

    SHARES
----------------

COMMON STOCKS (G) - 0.3%

BUSINESS SERVICES - 0.0%
       40,800   NATG Holdings LLC (d) ...........................             0
                                                                  -------------

HEALTH CARE - 0.0%
       43,117   Sun Healthcare Group, Inc. ......................       294,058
                                                                  -------------

TELECOMMUNICATIONS/WIRELESS - 0.3%
       76,137   Leap Wireless International, Inc. ...............     2,040,471
                                                                  -------------
                  Total Common Stocks
                    (Cost $1,600,216) ...........................     2,334,529
                                                                  -------------

    SHARES                                                           VALUE ($)
----------------                                                  -------------

PREFERRED STOCKS (D) - 0.0%

DIVERSIFIED MANUFACTURING - 0.0%
       14,382   Superior Essex, Inc., Series A ..................        14,382
                                                                  -------------
                  Total Preferred Stocks
                    (Cost $14,382) ..............................        14,382
                                                                  -------------

UNFUNDED LOAN COMMITMENTS - (2.8)% ..............................   (22,336,758)
                                                                  -------------
TOTAL INVESTMENTS - 127.1% ...................................... 1,002,665,305
                                                                  -------------
    (cost of $992,421,610) (h)

OTHER ASSETS & LIABILITIES, NET - (27.1)% .......................  (213,857,016)
                                                                  -------------
NET ASSETS - 100.0% .............................................   788,808,289
                                                                  =============
__________________
(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") and (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at February 28, 2005. Senior loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(b)   Unsettled loan. Interest rate cannot be determined at this time.

(c) Unfunded commitment. As of February 28, 2005, the Portfolio had unfunded loan commitments of $22,336,758, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

                                               UNFUNDED
                                                 LOAN
      BORROWER                                COMMITMENT
      --------                              -------------
      Celenese                              $     958,035
      Cricket Communications, Inc.              5,000,000
      Dobson Cellular Systems, Inc.               625,000
      Federal-Mogul Corp.                         125,779
      Interstate Bakeries Corp.                 7,500,000
      LNR Property Corp.                        2,000,000
      Midwest Generations LLC                   2,000,000
      National Equipment Service, Inc.            666,406
      Texas Genco LLC                           1,461,538
      Wynn Las Vegas LLC                        2,000,000
                                            -------------
                                            $  22,336,758
                                            =============

(d) Represents fair value as determined in good faith under the direction of the Board of Trustees.

(e)   Loans held on participation.

(f) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At February 28, 2005, these securities amounted to $17,180,000 or 2.2% of net assets. These securities have been determined by the Fund's investment adviser to be liquid securities.

(g)   Non-income producing security.

(h)   Cost for Federal income tax purposes is $992,869,593.

DIP   Debtor in Possession

IRL   Increasing Rate Loan


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      9

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

FEBRUARY 28, 2005 (UNAUDITED)              HIGHLAND FLOATING RATE ADVANTAGE FUND

                                                                                                   ($)
-------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost ....................................................................       992,421,610
                                                                                              ---------------
  Investments, at value ...................................................................     1,002,665,305
  Cash and cash equivalents ...............................................................        26,589,655
  Receivable for:
     Investments sold .....................................................................        19,334,435
     Fund shares sold .....................................................................         7,660,150
     Interest and fees ....................................................................         6,577,823
  Expense reimbursement due from Investment Adviser .......................................            36,427
  Deferred Trustees' compensation plan (Note 4) ...........................................             5,055
  Other assets ............................................................................           106,225
                                                                                              ---------------
        Total Assets ......................................................................     1,062,975,075

LIABILITIES:
  Notes payable ...........................................................................       200,000,000
  Deferred facility fees ..................................................................           126,935
  Payable for:
     Investments purchased ................................................................        71,552,957
     Distributions ........................................................................         1,083,795
     Investment advisory fee (Note 4) .....................................................           327,635
     Administration fee (Note 4) ..........................................................           145,616
     Trustees' fees (Note 4) ..............................................................            16,667
     Distribution and service fees (Note 4) ...............................................           350,721
     Interest expense (Note 8) ............................................................           312,611
  Deferred Trustees' fees (Note 4) ........................................................             5,055
  Accrued expenses and other liabilities ..................................................           244,794
                                                                                              ---------------
        Total Liabilities .................................................................       274,166,786
                                                                                              ---------------
NET ASSETS ................................................................................       788,808,289
                                                                                              ===============

COMPOSITION OF NET ASSETS
  Paid-in capital .........................................................................       781,811,749
  Overdistributed net investment income ...................................................          (630,311)
  Accumulated net realized loss ...........................................................        (2,616,844)
  Net unrealized appreciation on investments ..............................................        10,243,695
                                                                                              ---------------
NET ASSETS ................................................................................       788,808,289
                                                                                              ===============

CLASS A
  Net assets ..............................................................................       272,818,084
  Shares outstanding ......................................................................        22,498,968
  Net asset value per share  (Net assets/Shares outstanding) ..............................             12.13(a)
  Maximum offering price per share ($12.13 / 0.9650) ......................................             12.57(b)

CLASS B
  Net assets ..............................................................................       128,072,109
  Shares outstanding ......................................................................        10,561,876
  Net asset value and offering price per share  (Net assets/Shares outstanding) ...........             12.13(a)

CLASS C
  Net assets ..............................................................................       318,228,941
  Shares outstanding ......................................................................        26,242,727
  Net asset value and offering price per share  (Net assets/Shares outstanding) ...........             12.13(a)

CLASS Z
  Net assets ..............................................................................        69,689,155
  Shares outstanding ......................................................................         5,747,122
  Net asset value, offering and redemption price per share  (Net assets/Shares outstanding)             12.13

____________________________________________________
(a) Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

(b)   On sales of $100,000 or more, the offering price is reduced.


10      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)

                                                                                                    ($)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest ................................................................................        23,913,192
  Facility and other fees .................................................................           856,634
                                                                                              ---------------
        Total investment income ...........................................................        24,769,826

EXPENSES
  Investment advisory fee (Note 4) ........................................................         1,947,574
  Administration fee (Note 4) .............................................................           865,902
  Distribution fee: (Note 4)
     Class A ..............................................................................           124,081
     Class B ..............................................................................           284,271
     Class C ..............................................................................           885,659
  Service fee: (Note 4)
     Class A ..............................................................................           310,203
     Class B ..............................................................................           157,929
     Class C ..............................................................................           369,025
  Transfer agent fee (Note 4) .............................................................           259,750
  Professional fees .......................................................................           203,072
  Accounting services fee (Note 4) ........................................................           178,469
  Trustees' fees (Note 4) .................................................................            61,230
  Custody fee (Note 4) ....................................................................            45,493
  Other expenses ..........................................................................           609,793
                                                                                              ---------------
        Total Operating Expenses ..........................................................         6,302,451
  Interest expense ........................................................................         1,453,993
  Commitment fee ..........................................................................           206,324
                                                                                              ---------------
        Total Expenses (Note 8) ...........................................................         7,962,768
  Fees and expenses waived or reimbursed by Investment Adviser (Note 4) ...................          (531,201)
  Custody earnings credit (Note 4) ........................................................                --
                                                                                              ---------------
        Net Expenses ......................................................................         7,431,567
                                                                                              ---------------
  Net Investment Income ...................................................................        17,338,259
                                                                                              ---------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments ........................................................           742,008
  Net change in unrealized appreciation on investments ....................................         2,587,344
                                                                                              ---------------
  Net Gain ................................................................................         3,329,352
                                                                                              ---------------
  Net Increase in Net Assets ..............................................................        20,667,611
                                                                                              ===============

                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      11

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

                                                                      SIX MONTHS
                                                                         ENDED
                                                                     FEBRUARY 28,      YEAR ENDED
                                                                         2005          AUGUST 31,
                                                                      (UNAUDITED)         2004
                                                                          ($)             ($)
                                                                     -------------    -------------
INCREASE IN NET ASSETS:

OPERATIONS
Net investment income ............................................      17,338,259       21,146,661
Net realized gain on investments .................................         742,008        9,871,654
Net change in unrealized appreciation on investments .............       2,587,344       16,802,971
                                                                     -------------    -------------
  Net Increase from Operations ...................................      20,667,611       47,821,286
                                                                     -------------    -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income:
  Class A ........................................................      (6,374,553)      (7,362,637)
  Class B ........................................................      (2,995,887)      (4,785,071)
  Class C ........................................................      (6,737,575)      (7,927,327)
  Class Z ........................................................      (1,645,016)      (1,318,999)
                                                                     -------------    -------------
  Total Distributions Declared to Shareholders ...................     (17,753,031)     (21,394,034)
                                                                     -------------    -------------

SHARE TRANSACTIONS
Class A:
  Subscriptions ..................................................      92,724,876      155,278,295
  Distributions reinvested .......................................       4,020,897        4,387,935
  Redemptions ....................................................     (37,163,899)     (41,293,262)
                                                                     -------------    -------------
  Net Increase ...................................................      59,581,874      118,372,968
Class B:
  Subscriptions ..................................................       7,781,201       55,799,014
  Distributions reinvested .......................................       1,798,764        2,714,846
  Redemptions ....................................................      (6,576,550)     (17,134,851)
                                                                     -------------    -------------
  Net Increase ...................................................       3,003,415       41,379,009
Class C:
  Subscriptions ..................................................      64,294,246      208,181,539
  Distributions reinvested .......................................       3,867,254        5,151,429
  Redemptions ....................................................     (29,819,521)     (24,993,138)
                                                                     -------------    -------------
  Net Increase ...................................................      38,341,979      188,339,830
Class Z:
  Subscriptions ..................................................      26,024,674       50,799,735
  Distributions reinvested .......................................         692,827          465,119
  Redemptions ....................................................     (10,325,407)      (4,503,807)
                                                                     -------------    -------------
  Net Increase ...................................................      16,392,094       46,761,047
                                                                     -------------    -------------
  Net Increase from Share Transactions ...........................     117,319,362      394,852,854
                                                                     -------------    -------------
         Total Increase in Net Assets ............................     120,233,942      421,280,106
                                                                     -------------    -------------

NET ASSETS
Beginning of period ..............................................     668,574,347      247,294,241
End of period (including overdistributed net investment income of
  $(630,311) and $(215,539), respectively) .......................     788,808,289      668,574,347
                                                                     =============    =============


12      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

                                                                      SIX MONTHS
                                                                         ENDED
                                                                     FEBRUARY 28,      YEAR ENDED
                                                                         2005          AUGUST 31,
                                                                      (UNAUDITED)         2004
                                                                     -------------    -------------
CHANGES IN SHARES
Class A:
  Subscriptions ..................................................       7,672,476       13,068,545
  Issued for distributions reinvested ............................         332,550          368,106
  Redemptions ....................................................      (3,070,906)      (3,460,892)
                                                                     -------------    -------------
  Net Increase ...................................................       4,934,120        9,975,759
Class B:
  Subscriptions ..................................................         643,789        4,712,112
  Issued for distributions reinvested ............................         148,779          228,200
  Redemptions ....................................................        (543,494)      (1,433,835)
                                                                     -------------    -------------
  Net Increase ...................................................         249,074        3,506,477
Class C:
  Subscriptions ..................................................       5,316,024       17,547,735
  Issued for distributions reinvested ............................         370,950          431,547
  Redemptions ....................................................      (2,515,274)      (2,088,151)
                                                                     -------------    -------------
  Net Increase ...................................................       3,171,700       15,891,131
Class Z:
  Subscriptions ..................................................       2,152,720        4,267,378
  Issued for distributions reinvested ............................          57,287           38,768
  Redemptions ....................................................        (853,752)        (376,712)
                                                                     -------------    -------------
  Net Increase ...................................................       1,356,255        3,929,434


                         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.      13

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)

                                                                                                    ($)
-------------------------------------------------------------------------------------------------------------
INCREASE IN CASH

CASH FLOWS USED FOR OPERATING ACTIVITIES
  Net investment income ...................................................................        17,338,259

ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH USED FOR OPERATING ACTIVITIES
  Purchase of investment securities .......................................................      (661,839,724)
  Proceeds from disposition of investment securities ......................................       372,736,411
  Sale of short-term portfolio investments, net ...........................................        47,479,000
  Increase in interest and fees receivable ................................................        (2,070,475)
  Decrease in receivable for expense reimbursement ........................................           173,526
  Increase in receivable for investments sold .............................................       (19,735,784)
  Increase in other assets ................................................................          (106,225)
  Decrease in deferred facility fees ......................................................          (126,988)
  Increase in payable for accrued expenses ................................................            30,954
  Net amortization of premium (discount) ..................................................          (601,801)
  Increase in payable for investments purchased ...........................................        71,552,957
  Decrease in other liabilities ...........................................................           (28,188)
                                                                                              ---------------
        Net cash flow used for operating activities .......................................      (175,198,078)

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
  Increase in notes payable ...............................................................       105,000,000
  Increase in interest payable ............................................................           178,519
  Proceeds from shares sold ...............................................................       187,601,466
  Payment of shares redeemed ..............................................................       (83,885,377)
  Distributions paid in cash ..............................................................        (7,107,631)
                                                                                              ---------------
        Net cash flow provided by financing activities ....................................       201,786,977
                                                                                              ---------------
        Net increase in cash ..............................................................        26,588,899

CASH
  Cash at beginning of the period .........................................................               756
                                                                                              ---------------
  Cash at end of the period ...............................................................        26,589,655
                                                                                              ===============


14      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                              YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------------------
                                         SIX MONTHS ENDED                                                             PERIOD ENDED
                                         FEBRUARY 28, 2005                                                             AUGUST 31,
CLASS A SHARES                              (UNAUDITED)        2004         2003         2002            2001           2000 (a)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                             $       12.08      $   11.22     $  10.48     $   11.74       $   12.09     $  12.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income                             0.30(b)        0.56(b)      0.81(b)       0.83(b)(c)      1.10(b)      0.64
Net realized and unrealized
   gain (loss)
   on investments                                 0.05           0.89         0.74         (1.26)(c)       (0.32)        0.07
                                         =============      =========     ========     =========       =========     ========
Total from Investment
 Operations                                       0.35           1.45         1.55         (0.43)           0.78         0.71
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                       (0.30)         (0.59)       (0.81)        (0.83)          (1.13)       (0.62)
From net realized gains                             --             --           --            --              --(d)        --
                                         =============      =========     ========     =========       =========     ========
Total Distributions
   Declared to Shareholders                      (0.30)         (0.59)       (0.81)        (0.83)          (1.13)       (0.62)
====================================================================================================================================
NET ASSET VALUE, END
   OF PERIOD                             $       12.13      $   12.08     $  11.22     $   10.48       $   11.74     $  12.09
Total return (e)(f)                               2.97%(g)      13.14%       15.55%        (3.88)%          6.71%        6.04%(g)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses                                1.40%(i)       1.29%(h)     1.38%(h)      1.38%(h)        1.37%(h)     1.01%(h)(i)
Interest and commitment fee
    expenses                                      0.40%(i)       0.40%        0.73%         0.99%           2.04%        1.91%(i)
Net expenses                                      1.80%(i)       1.69%(h)     2.11%(h)      2.37%(h)        3.41%(h)     2.92%(h)(i)
Net investment income                             4.98%(i)       4.73%(h)     7.67%(h)      7.25%(c)(h)     9.24%(h)     9.49%(h)(i)
Waiver/reimbursement                              0.15%(i)       0.18%        0.36%         0.32%           0.32%        1.41%(i)
Portfolio turnover rate                             42%(g)        110%          90%           98%             65%           8%(g)
Net assets, end of
    period (000's)                       $     272,818      $ 212,205     $ 85,166     $  69,733       $ 108,399     $ 54,402

________________________________________________
(a)   The Fund commenced investment operations on January 13, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01. The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(d)   Rounds to less than $0.01.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge ("CDSC").

(f) Had the Fund's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.     15

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                           YEAR ENDED AUGUST 31,
                                                            ----------------------------------------------------
                                         SIX MONTHS ENDED                                                             PERIOD ENDED
                                         FEBRUARY 28, 2005                                                             AUGUST 31,
CLASS B SHARES                              (UNAUDITED)        2004         2003          2002            2001          2000 (a)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                             $       12.08      $   11.22     $  10.48     $   11.74       $   12.07     $  12.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income                             0.28(b)        0.53(b)      0.78(b)       0.78(b)(c)      1.05(b)      0.62
Net realized and unrealized gain (loss)
   on investments                                 0.05           0.88         0.73         (1.25)(c)       (0.30)        0.05
                                         =============      =========     ========     =========       =========     ========
Total from Investment Operations                  0.33           1.41         1.51         (0.47)           0.75         0.67
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                       (0.28)         (0.55)       (0.77)        (0.79)          (1.08)       (0.60)
From net realized gains                             --             --           --            --              --(d)        --
                                         =============      =========     ========     =========       =========     ========
Total Distributions Declared to
   Shareholders                                  (0.28)         (0.55)       (0.77)        (0.79)          (1.08)       (0.60)
====================================================================================================================================
NET ASSET VALUE, END OF PERIOD           $       12.13      $   12.08     $  11.22     $   10.48       $   11.74     $  12.07
Total return (e)(f)                               2.79%(g)      12.75%       15.16%        (4.22)%          6.52%        5.69%(g)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses                                1.75%(i)       1.64%(h)     1.73%(h)      1.73%(h)        1.72%(h)     1.36%(h)(i)
Interest and commitment fee expenses              0.40%(i)       0.40%        0.73%         0.99%           2.04%        1.91%(i)
Net expenses                                      2.15%(i)       2.04%(h)     2.46%(h)      2.72%(h)        3.76%(h)     3.27%(h)(i)
Net investment income                             4.63%(i)       4.50%(h)     7.34%(h)      6.90%(c)(h)     8.89%(h)     9.14%(h)(i)
Waiver/reimbursement                              0.15%(i)       0.18%        0.36%         0.32%           0.32%        1.41%(i)
Portfolio turnover rate                             42%(g)        110%          90%           98%             65%           8%(g)
Net assets, end of period (000's)        $     128,072      $ 124,589     $ 76,379     $  68,157       $  80,609     $ 19,964

____________________________________________________
(a)   The Fund commenced investment operations on January 13, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01. The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(d)   Rounds to less than $0.01.

(e) Total return at net asset value assuming all distributions reinvested and no CDSC.

(f) Had the Fund's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.


16      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                           YEAR ENDED AUGUST 31,
                                                            ----------------------------------------------------
                                         SIX MONTHS ENDED                                                             PERIOD ENDED
                                         FEBRUARY 28, 2005                                                             AUGUST 31,
CLASS C SHARES                              (UNAUDITED)       2004          2003         2002            2001           2000 (a)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                             $       12.08      $   11.22     $  10.48     $   11.74       $   12.07     $  12.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income                             0.27(b)        0.50(b)      0.76(b)       0.76(b)(c)      1.03(b)      0.61
Net realized and unrealized gain (loss)
   on investments                                 0.05           0.89         0.74         (1.25)(c)       (0.30)        0.05
                                         =============      =========     ========     =========       =========     ========
Total from Investment Operations                  0.32           1.39         1.50         (0.49)           0.73         0.66
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                       (0.27)         (0.53)       (0.76)        (0.77)          (1.06)       (0.59)
From net realized gains                             --             --           --            --              --(d)        --
                                         =============      =========     ========     =========       =========     ========
Total Distributions Declared to
   Shareholders                                  (0.27)         (0.53)       (0.76)        (0.77)          (1.06)       (0.59)
====================================================================================================================================
NET ASSET VALUE, END OF PERIOD           $       12.13      $   12.08     $  11.22     $   10.48       $   11.74     $  12.07
Total return (e)(f)                               2.71%(g)      12.57%       14.99%        (4.36)%          6.35%        5.62%(g)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses                                1.90%(i)       1.79%(h)     1.88%(h)      1.88%(h)        1,87%(h)     1.51%(h)(i)
Interest and commitment fee expenses              0.40%(i)       0.40%        0.73%         0.99%           2.04%        1.91%(i)
Net expenses                                      2.30%(i)       2.19%(h)     2.61%(h)      2.87%(h)        3.91%(h)     3.42%(h)(i)
Net investment income                             4.48%(i)       4.19%(h)     7.14%(h)      6.75%(c)(h)     8.74%(h)     8.99%(h)(i)
Waiver/reimbursement                              0.15%(i)       0.18%        0.36%         0.32%           0.32%        1.41%(i)
Portfolio turnover rate                             42%(g)        110%          90%           98%             65%           8%(i)
Net assets, end of period (000's)        $     318,229      $ 278,731     $ 80,572     $  61,811       $  64,074     $ 13,013

_________________________________________________
(a)   The Fund commenced investment operations on January 13, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01. The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(d)   Rounds to less than $0.01.

(e) Total return at net asset value assuming all distributions reinvested and no CDSC.

(f) Had the Fund's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.


                          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.     17

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           HIGHLAND FLOATING RATE ADVANTAGE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                           YEAR ENDED AUGUST 31,
                                                            ----------------------------------------------------
                                         SIX MONTHS ENDED                                                             PERIOD ENDED
                                         FEBRUARY 28, 2005                                                             AUGUST 31,
CLASS Z SHARES                              (UNAUDITED)       2004          2003          2002            2001          2000 (a)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
   OF PERIOD                             $       12.08      $   11.22     $  10.48     $   11.74       $   12.08     $  12.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income                             0.32(b)        0.59(b)      0.78(b)       0.86(b)(c)      1.14(b)      0.67
Net realized and unrealized gain (loss)
   on investments                                 0.06           0.90         0.81         (1.25)(c)       (0.31)        0.05
                                         =============      =========     ========     =========       =========     ========
Total from Investment Operations                  0.38           1.49         1.59         (0.39)           0.83         0.72
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income                       (0.33)         (0.63)       (0.85)        (0.87)          (1.17)       (0.64)
From net realized gains                             --             --           --            --              --(d)        --
                                         =============      =========     ========     =========       =========     ========
Total Distributions Declared to
   Shareholders                                  (0.33)         (0.63)       (0.85)        (0.87)          (1.17)       (0.64)
====================================================================================================================================
NET ASSET VALUE, END OF PERIOD           $       12.13      $   12.08     $  11.22     $   10.48       $   11.74     $  12.08
Total return (e)(f)                               3.14%(g)      13.52%       15.95%        (3.53)%          7.17%        6.11%(g)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses                                1.05%(i)       0.94%(h)     1.03%(h)      1.03%(h)        1.02%(h)     0.66%(h)(i)
Interest and commitment fee expenses              0.40%(i)       0.40%        0.73%         0.99%           2.04%        1.91%(i)
Net expenses                                      1.45%(i)       1.34%(h)     1.76%(h)      2.02%(h)        3.06%(h)     2.57%(h)(i)
Net investment income                             5.33%(i)       4.93%(h)     7.21%(h)      7.60%(c)(h)     9.59%(h)     9.84%(h)(i)
Waiver/reimbursement                              0.15%(i)       0.18%        0.36%         0.32%           0.32%        1.41%(i)
Portfolio turnover rate                             42%(g)        110%          90%           98%             65%           8%(g)
Net assets, end of period (000's)        $      69,689      $  53,049     $  5,178     $     140       $   2,850     $  2,656

____________________________________________________
(a)   The Fund commenced investment operations on January 13, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, on the net investment income and net realized and unrealized loss per share was less than $0.01. The impact to the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

(d)   Rounds to less than $0.01.

(e)   Total return at net asset value assuming all distributions reinvested.

(f) Had the Fund's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.


18      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

FEBRUARY 28, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND

NOTE 1. ORGANIZATION

Highland Floating Rate Advantage Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a nondiversified, closed-end management investment company. Effective October 18, 2004, Columbia Floating Rate Advantage Fund was renamed Highland Floating Rate Advantage Fund.

INVESTMENT GOAL

The Fund seeks to provide a high level of current income consistent with preservation of capital.

FUND SHARES

The Fund may issue an unlimited number of shares and continuously offers four classes of shares: Class A, Class B, Class C and Class Z. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.

Class A shares are subject to a maximum front-end sales charge of 3.50% based on the amount of initial investment. Class A shares purchased without an initial sales charge by accounts aggregating $1 million to $25 million are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months. Class B shares are subject to a maximum CDSC of 3.25% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are not subject to a CDSC. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined in good faith in accordance with procedures approved by the Fund's Board of Trustees. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

--------------------------------------------------------------------------------

FEBRUARY 28, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND

INCOME RECOGNITION

Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Facility fees received are treated as market discounts. Unamortized facility fees are reflected as deferred fees on the Statement of Assets and Liabilities.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses of distribution fees and service fees, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

STATEMENT OF CASH FLOWS

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Fund's Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2004 and August 31, 2003 was as follows:

--------------------------------------------------------------------------------
                                              2004                 2003
--------------------------------------------------------------------------------
Distributions paid from:
--------------------------------------------------------------------------------
   Ordinary income*                       $21,394,034         $14,189,172
--------------------------------------------------------------------------------
   Long-term capital gains                         --                  --
--------------------------------------------------------------------------------

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
         Undistributed             Undistributed
           Ordinary                  Long-Term            Net Unrealized
            Income                 Capital Gains           Appreciation*
--------------------------------------------------------------------------------
           $843,934                     $--                  $7,295,223
--------------------------------------------------------------------------------

* The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferral of losses from wash sales.

These amounts are as of the most recent tax year end.

Unrealized appreciation and depreciation at February 28, 2005, based on cost of investments for federal income tax purposes was:

--------------------------------------------------------------------------------
    Unrealized appreciation                                    $ 14,307,791
--------------------------------------------------------------------------------
    Unrealized depreciation                                    $ (4,512,079)
                                                               ------------

      Net unrealized appreciation                              $  9,795,712
--------------------------------------------------------------------------------

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code:

--------------------------------------------------------------------------------
                     Year of                   Capital Loss
                   Expiration                  Carryforward
--------------------------------------------------------------------------------
                      2011                      $ 3,234,575
--------------------------------------------------------------------------------

Capital loss carryforwards of $2,420,026 were utilized during the Fund's fiscal year ended August 31, 2004.

--------------------------------------------------------------------------------

FEBRUARY 28, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND

NOTE 4. ADVISORY, ADMINISTRATION, SERVICE AND DISTRIBUTION, TRUSTEE, AND OTHER FEES

INVESTMENT ADVISORY FEE

Effective April 15, 2004, Highland Capital Management, L.P. ("Highland") is the investment adviser to the Fund. Highland receives a monthly investment advisory fee based on the Fund's average daily managed net assets at the following annual rates:

--------------------------------------------------------------------------------
Average Daily Managed Net Assets                  Annual Fee Rate
--------------------------------------------------------------------------------
          First $1billion                               0.45%
--------------------------------------------------------------------------------
          Next $1billion                                0.40%
--------------------------------------------------------------------------------
          Over $2 billion                               0.35%
--------------------------------------------------------------------------------

Average daily managed net assets of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowing constituting financial leverage).

For the six months ended February 28, 2005, the Portfolio's effective investment advisory fee rate was 0.45%.

Prior to April 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management") was the investment adviser to the Fund. Columbia Management was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including Columbia Management and the Fund's transfer agent and distributor, was acquired by Bank of America Corporation.

ADMINISTRATION FEES

Effective October 18, 2004, Highland provides administrative services to the Fund for a monthly administration fee at the annual rate of 0.20% of the Fund's average daily managed net assets. Under a separate sub-administration agreement, Highland has delegated certain administrative functions to PFPC Inc. ("PFPC"). For the period ended February 28, 2005, Highland received $661,985 in administrative fees, and paid PFPC $33,099 for their services. This amount is included in the "Administration fees" on the Statement of Operations of the Fund.

Prior to October 18, 2004, Columbia Management provided administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.20% of the Fund's average daily managed net assets managed daily. For the period September 1, 2004 through October 17, 2004, Columbia Management received $203,917 in administration fees, which are included in the "Administration fee" on the Statement of Operations of the Fund.

ACCOUNTING SERVICES FEES

Effective October 18, 2004, the Fund entered into an accounting services agreement with PFPC. For the period October 18, 2004 through February 28, 2005, PFPC received $94,651 for this service. This fee is included in the "Accounting services fee" on the Statement of Operations.

Prior to October 18, 2004, Columbia Management was responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia Management delegated those functions to State Street Bank and Trust Company ("State Street"). As a result, Columbia Management paid the total fees collected under the Outsourcing Agreement to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia Management received from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceeded $50 million, an additional monthly fee. The additional fee rate was calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate was applied to the average daily net assets of the Fund for that month. The Fund also paid additional fees for pricing services based on the number of securities held by the Fund. For the period September 1, 2004 through October 17, 2004, Columbia Management received $24,100 of pricing and bookkeeping fees. This fee is included in the "Accounting services fee" on the Statement of Operations of the Fund.

TRANSFER AGENT FEE

Effective October 18, 2004, PFPC provides shareholder services to the Fund. For the period October 18, 2004 through February 28, 2005, PFPC received $135,156 for this service. This fee is included in the "Transfer agent fee" on the Statement of Operations.

Prior to October 18, 2004, Columbia Funds Services, Inc. ("Columbia Services"), an affiliate of Columbia Management, provided shareholder services to the Fund. For such services, Columbia Services received a fee, paid monthly, at the annual rate of $34 per open account.

--------------------------------------------------------------------------------

FEBRUARY 28, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND

Columbia Services also received reimbursement for certain out-of-pocket expenses. For the period September 1, 2004 through October 17, 2004, Columbia Services received $86,380 for transfer agent services, excluding out-of-pocket expenses. This amount is included in the "Transfer agent fee" on the Statement of Operations of the Fund.

SERVICE AND DISTRIBUTION FEES

Effective April 15, 2004, PFPC Distributors, Inc. (the "Distributor") serves as the principal underwriter and distributor of the Fund's shares. Prior to April 15, 2004, Columbia Funds Distributor, Inc., an affiliate of Columbia Management, served as the principal underwriter of the Fund. The Distributor is paid a CDSC on certain redemptions of Class A, Class B and Class C Shares. For the six months ended February 28, 2005, the Distributor received $27,020, $120,354 and $76,324 of CDSC on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), which requires the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor not exceeding, on an annual basis, 0.10% for Class A shares and 0.75% for Class B and Class C shares. As of February 28, 2005 the distribution fees paid to the Distributor, on an annual basis, were 0.10%, 0.45% and 0.60% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

The CDSC and the fees received from the Plan are usedprincipally as repayment for amounts paid to dealers who sold such shares.

EXPENSE LIMITS AND FEE REIMBURSEMENTS

Highland has voluntarily agreed to waive fees and reimburse certain expenses to the extent that total expenses (exclusive of investment advisory fees, administration fees, distribution and service fees, brokerage commissions, interest, facility fees, taxes and extraordinary expenses, if any) exceed 0.15% annually of the Fund's average daily managed net assets. This arrangement may be revised or discontinued by Highland at any time.

CUSTODY

Effective October 18, 2004, PFPC Trust Company ("PFPC Trust") is the custodian to the Fund. For the period October 18, 2004 through February 28, 2005, PFPC Trust received $41,078 for this service. This fee is included in the "Custody fee" on the Statement of Operations.

For the period September 1, 2004 through October 17, 2004, the Fund had an agreement with its prior custodian bank, State Street, under which custody fees could have been reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its officers, all of whom are employees of Highland.

The Fund pays Trustees who are not interested persons (as defined in the 1940
Act) each an annual retainer of $25,000 for services provided as Trustees of the Fund.

Prior to July 30, 2004, the previous Trustees of the Fund participated in a deferred compensation plan. Any continuing obligations of the plan will be paid solely out of the Fund's assets.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended February 28, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $661,839,724 and $372,736,411, respectively.

NOTE 6. PERIODIC REPURCHASE OFFERS

The Fund has adopted a fundamental policy to offer each calendar quarter to repurchase a specified percentage (between 5% and 25%) of the shares then outstanding at NAV ("Repurchase Offers"). Repurchase Offers are scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of February, May, August, and November. It is anticipated that normally the date on which the repurchase price of shares will be determined (the "Repurchase Pricing Date") will be the same date as the deadline for shareholders to provide their repurchase requests to the Distributor (the "Repurchase Request Deadline"), and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular

--------------------------------------------------------------------------------

FEBRUARY 28, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND

trading on the NYSE on such date. The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day. Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date.

For the six months ended February 28, 2005, there were two Repurchase Offers. For each Repurchase Offer, the Fund offered to repurchase 10% of its shares. In the November and February Repurchase Offers 5.03% and 5.61%, respectively, of shares outstanding were repurchased.

NOTE 7. SENIOR LOAN PARTICIPATION COMMITMENTS

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in adjustable rate senior loans ("Senior Loans"), the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic foreign corporations, partnerships and other entities ("Borrowers"). If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, selling participant or other persons interpositioned between the Fund and the Borrower. The ability of Borrowers to meet their obligations may be affected by economic developments in a specific industry.

At February 28, 2005, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Fund on a participation basis.

--------------------------------------------------------------------------------
                                           Principal
 Selling Participant                        Amount           Value
--------------------------------------------------------------------------------
 CSFB:
    Quality Distributions, Inc.
       PFLetters of Credit                  $984,848        $959,921
--------------------------------------------------------------------------------

NOTE 8. LOAN AGREEMENT

Effective October 18, 2004, the Fund entered into a new $300,000,000 secured loan agreement replacing a previous agreement. The Fund is required to maintain certain asset coverage with respect to amounts outstanding under the agreement.

At February 28, 2005, the Fund had one term loan outstanding with Citicorp North America, Inc. ("Citicorp"), totaling $200,000,000, which bears interest at 2.60% per annum, expiring on October 14, 2005. The average daily loan balance was $136,602,210 at a weighted average interest rate of 2.09%. The Fund was required to maintain certain asset coverage with respect to the loan.

For the period September 1, 2004 through October 17, 2004, the Fund had a loan agreement with Citicorp, under which the Fund could borrow up to $150,000,000.

NOTE 9. LOAN AGREEMENT ASSET COVERAGE REQUIREMENTS

--------------------------------------------------------------------------------
                                                                    Asset
                                                                Coverage per
                                         Total Amount             $1,000 of
  Date                                    Outstanding           Indebtedness
--------------------------------------------------------------------------------
02/28/2005                               $200,000,000              $5,302
--------------------------------------------------------------------------------
08/31/2004                                 95,000,000               8,038
--------------------------------------------------------------------------------
08/31/2003                                 59,500,000               5,156
--------------------------------------------------------------------------------
08/31/2002                                 74,000,000               3,701
--------------------------------------------------------------------------------
08/31/2001                                 88,000,000               3,908
--------------------------------------------------------------------------------
08/31/2000                                 19,000,000               6,739
--------------------------------------------------------------------------------

NOTE 10. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

INDUSTRY FOCUS

The Fund may focus its investments in the financial services industry, subjecting it to greater risk than a fund that is more diversified.

NON-PAYMENT RISK

Senior Loans, like other corporate debt obligations, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the net asset value of the Fund.

--------------------------------------------------------------------------------

FEBRUARY 28, 2005                          HIGHLAND FLOATING RATE ADVANTAGE FUND

CREDIT RISK

Investments rated below investment grade are commonly referred to as high-yield, high risk or "junk debt." They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and/or interest payments. Investments in high yield Senior Loans may result in greater net asset value fluctuation than if the Fund did not make such investments.

LEGAL PROCEEDINGS

Prior to April 15, 2004, the Fund was advised by Columbia Management and was part of the Columbia funds complex (the "Columbia Funds"). Several Columbia Funds are defendants in civil lawsuits that have been transferred and consolidated for pretrial proceedings in the United States District Court for the District of Maryland in the Special Multi-District Litigation proceeding (Index No. 04-MO-15863) created for actions involving market timing issues against mutual fund complexes. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, and restitution. The consolidated amended class action complaint against Columbia-affiliated defendants was filed on September 29, 2004 and does not name the Fund as a defendant or nominal defendant. The consolidated amended fund derivative complaint against Columbia-affiliated defendants was also filed on September 29, 2004 and names the Columbia Funds, collectively, as nominal defendants.

On March 2, 2005, four civil revenue sharing actions alleging, among other things, that various mutual funds advised by Columbia Management and Columbia Wanger Asset Management L.P. inappropriately used fund assets to pay brokers to promote the funds by directing fund brokerage transactions to such brokers and did not fully disclose such arrangements to shareholders, and charged excessive 12b-1 fees, were consolidated into a single action in the United States District Court for Massachusetts (IN RE COLUMBIA ENTITIES LITIGATION, Civil Action No. 04-11704-REK). The consolidated complaint has not yet been filed. The Fund was named as a nominal defendant in each of the four revenue sharing actions.

NOTE 11. SUBSEQUENT EVENT

On March 4, 2005, the Board of Trustees of the Fund approved the closing of the Fund's Class B shares to purchases by new and existing shareholders. The Fund's Class B shares will not accept purchases by new and existing investors after the close of business on May 2, 2005. Existing investors may still reinvest distributions in Class B shares.

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------

TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
877.665.1287

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

INVESTMENT ADVISER

Highland Capital Management, L.P.
13455 Noel Rd. Suite 1300
Dallas, TX 75240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 and additional reports will be sent to you.

This report has been prepared for shareholders of Highland Floating Rate Advantage Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund's proxy voting record for the most recent 12-month period ended June 30, are available
(i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, beginning with the fiscal quarter ending November 30, 2004. The Fund's Forms N-Q are available on the Commission's website at http:/www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes information about Fund Directors and is available upon request without charge by calling
1-877-665-1287.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.


     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) HIGHLAND FLOATING RATE ADVANTAGE FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     MAY  9, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     MAY  9, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date     MAY  9, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.